Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 18,330	$ 12,950
Restricted cash, current	1,912	9,326
Trade accounts receivable, net	1,712	5,969
Inventories (Note 4)	3,725	3,613
Due from managers	81	81
Due from related parties (Note 3)	18	147
Prepaid expenses and other receivables	4,893	5,877
Total Current Assets	30,671	37,963
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	275,610	291,207
Total Fixed Assets	275,610	291,207
OTHER NON-CURRENT ASSETS
Deferred finance charges, net	1,344	1,636
Restricted cash, non-current	9,370	9,570
Derrivative asset (Note 15)	438	0
Fair value of above market acquired time charter (Note 6)	11,180	14,330
TOTAL ASSETS	328,613	354,706
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	17,246	28,766
Accounts payable	6,389	8,264
Due to related parties (Note 3)	401	262
Accrued liabilities	2,514	3,422
Deferred revenue	1,295	1,736
Total Current Liabilities	27,845	42,450
NON-CURRENT LIABILITIES
Long term debt (Note 8)	181,267	195,348
Other non-current liabilities	191	162
TOTAL LIABILITIES	209,303	237,960
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2012 and June 30, 2013 (Note 9)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 5,400,810 and 5,412,810 shares issued and outstanding at December 31, 2012 and June 30, 2013, respectively (Note 9)	54	54
Additional paid in capital	521,546	520,946
Accumulated deficit	(402,290)	(404,254)
Total Stockholders' Equity	119,310	116,746
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 328,613	$ 354,706